Subsequent Events (Detail Textuals) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 06, 2017	Dec. 15, 2016	Dec. 23, 2016	Dec. 22, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 16, 2016	May 31, 2016
Subsequent Event [Line Items]
Amount of notes to be issued					$ 1,920,500
Warrants to acquire common stock					379,500					1,520,268
Exercise price per share										$ 0.01
Aggregate principal amount of notes and warrants issued			$ 8,350,000		$ 8,350,000			$ 10,880,252
Repayment of senior secured bank loans			$ 2,400,000		$ 2,579,851	$ 180,058	$ 1,059,034	$ 725,598
Warrants issued					9,806,028		7,373,820
Bridge note
Subsequent Event [Line Items]
Unsecured bridge notes					$ 1,850,000
Interest rate					15.00%
Debt Instrument, term					1 year
Senior note
Subsequent Event [Line Items]
Interest rate				5.00%
Senior secured promissory note
Debt instrument, maturity date				Dec. 22, 2017
Proceeds from issuance of secured debt				$ 6,500,000
Repayment of unsecured debt		$ 1,850,000
Amount of notes to be issued									$ 6,650,000
Warrants to acquire common stock				2,300,000
Exercise price per share				$ 3.00
Term of warrants				5 years
Aggregate principal amount of notes and warrants issued				$ 8,350,000
Repayment of senior secured bank loans					$ 2,400,000
Senior note | Maximum
Subsequent Event [Line Items]
Senior secured promissory note				$ 10,000,000
Loans payable to bank | Maximum
Subsequent Event [Line Items]
Debt Instrument, term							10 years
Subsequent event
Subsequent Event [Line Items]
Aggregate principal amount of notes and warrants issued	$ 1,650,000
Warrants issued	379,500